WARRANT LIBILITY (Tables)	12 Months Ended
Dec. 31, 2015
WARRANT LIBILITY [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation
	As September16,	As December 31,	As December 31,
	2013	2014	2015
Stock price	$4.27	$1.41	$1.70
Exercise price	$6.04	$6.04	$6.04
Annual dividend yield	-%	-%	-%
Time to maturity	4.0	2.7	1.7
Risk-free interest rate	1.22%	0.96%	0.93%
Expected volatility	82.8%	83.0%	67.2%

Reconciliation of the Beginning and Ending Balances of Warrants Liability Measured at Fair Value on a Recurring Basis Using Level 2 Inputs
As December 31,
2015
Beginning balance	$1,890,000
Warrants issued	-
Fair value change of the issued warrants included in earnings	(1,312,500)
Ending balance	$577,500